June 30, 2003	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Semi-Annual

    Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-5

Statements of Changes in Net Assets	B-9

Financial Highlights	C-1

Notes to Financial Statements	D-1

Trustees and Officers Information	E-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Financial Statements:

Statements of Assets and Liabilities	F-1

Statements of Operations	F-5

Statements of Changes in Net Assets	F-9

Financial Highlights	G-1

Notes to Financial Statements	H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

ASSETS

Investments:
Blue Chip Portfolio	$34,644
Aggressive Growth Portfolio		$4,517
Diversified Research Portfolio			$27,075
Small-Cap Equity Portfolio				$184,956
International Large-Cap Portfolio					$43,049
Short Duration Bond Portfolio						$11,860
I-Net Tollkeeper PortfolioSM							$4,314
Financial Services Portfolio								$4,052
Health Sciences Portfolio									$8,183
Technology Portfolio										$4,441

Receivables:
Due from Pacific Life Insurance Company	16	3	1	–	16	27	–	–	22	–
Fund shares redeemed	–	–	–	57	–	–	25	90	–	74

Total Assets	34,660	4,520	27,076	185,013	43,065	11,887	4,339	4,142	8,205	4,515

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	–	–	–	57	–	–	25	90	–	74
Fund shares purchased	16	3	1	–	16	27	–	–	22	–

Total Liabilities	16	3	1	57	16	27	25	90	22	74

NET ASSETS	$34,644	$4,517	$27,075	$184,956	$43,049	$11,860	$4,314	$4,052	$8,183	$4,441

Shares Owned in each Portfolio	5,186	667	2,887	12,000	7,773	1,184	1,293	464	996	1,194

Cost of Investments	$38,275	$4,659	$26,581	$199,598	$40,087	$11,850	$3,858	$3,996	$7,842	$4,057

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands)

	Telecom- munications Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account

ASSETS

Investments:

Telecommunications Portfolio	$1,308

Growth LT Portfolio		$254,967

Focused 30 Portfolio			$3,220

Mid-Cap Value Portfolio				$86,155

International Value Portfolio					$149,091

Capital Opportunities Portfolio						$9,415

Global Growth Portfolio							$2,781

Equity Index Portfolio								$382,894

Small-Cap Index Portfolio									$52,011

Multi-Strategy Portfolio										$101,316

Receivables:

Due from Pacific Life Insurance Company	8	750	–	–	728	42	–	–	137	–

Fund shares redeemed	–	–	11	117	–	–	1	1,078	–	145

Total Assets	1,316	255,717	3,231	86,272	149,819	9,457	2,782	383,972	52,148	101,461

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	–	–	11	117	–	–	1	1,078	–	145

Fund shares purchased	8	750	–	–	728	42	–	–	137	–

Total Liabilities	8	750	11	117	728	42	1	1,078	137	145

NET ASSETS	$1,308	$254,967	$3,220	$86,155	$149,091	$9,415	$2,781	$382,894	$52,011	$101,316

Shares Owned in each Portfolio	395	16,795	537	6,879	13,587	1,348	367	16,410	5,482	7,395

Cost of Investments	$1,199	$488,011	$3,131	$90,532	$150,446	$10,204	$2,783	$499,102	$50,363	$113,884

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands)

	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account

ASSETS

Investments:
Main Street® Core Portfolio (1)	$122,984
Emerging Markets Portfolio		$23,271
Inflation Managed Portfolio			$100,697
Managed Bond Portfolio				$225,385
Small-Cap Value Portfolio					$5,653
Money Market Portfolio						$295,643
High Yield Bond Portfolio							$65,610
Equity Income Portfolio								$9,864
Research Portfolio									$2,430
Equity Portfolio										$44,758

Receivables:
Due from Pacific Life Insurance Company	–	73	94	146	28	8,430	–	44	7	84
Fund shares redeemed	1,533	–	–	–	–	–	17	–	–	–

Total Assets	124,517	23,344	100,791	225,531	5,681	304,073	65,627	9,908	2,437	44,842

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	1,533	–	–	–	–	–	17	–	–	–
Fund shares purchased	–	73	94	146	28	8,430	–	44	7	84

Total Liabilities	1,533	73	94	146	28	8,430	17	44	7	84

NET ASSETS	$122,984	$23,271	$100,697	$225,385	$5,653	$295,643	$65,610	$9,864	$2,430	$44,758

Shares Owned in each Portfolio	7,489	3,413	7,866	18,695	527	29,305	9,641	1,048	281	2,884

Cost of Investments	$166,925	$21,088	$91,354	$205,647	$5,317	$295,774	$63,251	$9,387	$2,307	$65,109

(1) Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV (2)	Variable Account V

ASSETS

Investments:
Aggressive Equity Portfolio	$30,577
Large-Cap Value Portfolio		$88,489
Comstock Portfolio (1)			$10,253
Real Estate Portfolio				$38,275
Mid-Cap Growth Portfolio					$8,884
Brandes International Equity Fund						$26,671
Turner Core Growth Fund							$12,938
Frontier Capital Appreciation Fund								$21,360
Clifton Enhanced U.S. Equity Fund (2)									$–
Business Opportunity Value Fund										$3,388

Receivables:
Due from Pacific Life Insurance Company	29	–	–	58	11	–	–	–	–	–
Fund shares redeemed	–	1,489	19	–	–	85	46	85	3,933	16

Total Assets	30,606	89,978	10,272	38,333	8,895	26,756	12,984	21,445	3,933	3,404

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	–	1,489	19	–	–	85	46	85	3,933	16
Fund shares purchased	29	–	–	58	11	–	–	–	–	–

Total Liabilities	29	1,489	19	58	11	85	46	85	3,933	16

NET ASSETS	$30,577	$88,489	$10,253	$38,275	$8,884	$26,671	$12,938	$21,360	$–	$3,388

Shares Owned in each Portfolio/Fund	3,946	8,642	1,321	2,776	1,826	2,429	1,147	1,403	–	397

Cost of Investments	$35,933	$91,969	$10,019	$35,743	$8,285	$31,641	$15,103	$20,236	$–	$3,363

(1) Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

(2) The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INVESTMENT INCOME

Dividends	$–	$–	$–	$–	$–	$33	$–	$–	$–	$–

Net Investment Income	–	–	–	–	–	33	–	–	–	–

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(2,060)	(123)	(180)	(6,656)	649	–	(228)	(87)	(324)	(1,014)
Change in net unrealized appreciation on investments	5,408	472	3,433	33,101	2,601	10	857	437	1,324	1,580

Net Gain on Investments	3,348	349	3,253	26,445	3,250	10	629	350	1,000	566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,348	$349	$3,253	$26,445	$3,250	$43	$629	$350	$1,000	$566

(1) Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Telecom- munications Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account

INVESTMENT INCOME

Dividends	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

Net Investment Income	–	–	–	–	–	–	–	–	–	–

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(30)	(28,084)	(210)	(409)	(31,222)	(641)	(44)	(5,530)	(1,174)	(4,886)
Change in net unrealized appreciation on investments	172	63,554	696	8,095	41,135	1,748	299	45,659	8,645	14,302

Net Gain on Investments	142	35,470	486	7,686	9,913	1,107	255	40,129	7,471	9,416

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142	$35,470	$486	$7,686	$9,913	$1,107	$255	$40,129	$7,471	$9,416

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account

INVESTMENT INCOME

Dividends	$–	$–	$–	$4,531	$–	$1,418	$2,230	$–	$–	$–

Net Investment Income	–	–	–	4,531	–	1,418	2,230	–	–	–

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(13,672)	(778)	3,605	4,336	2	(58)	(2,151)	(175)	22	(5,285)

Change in net unrealized appreciation on investments	25,070	3,866	2,810	4,788	336	80	6,924	1,024	184	9,439

Net Gain on Investments	11,398	3,088	6,415	9,124	338	22	4,773	849	206	4,154

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,398	$3,088	$6,415	$13,655	$338	$1,440	$7,003	$849	$206	$4,154

(1) Formerly named Large-Cap Core Variable Account.

(2) Operations commenced during 2003 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Variable Account I	Variable Account I	Variable Account III	Variable Account IV	Variable Account V

INVESTMENT INCOME

Dividends	$–	$–	$–	$–	$–	$23	$1	$–	$10	$–

Net Investment Income	–	–	–	–	–	23	1	–	10	–

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(5,843)	(3,905)	(101)	184	(382)	(707)	(1,799)	(995)	(3,843)	(32)

Change in net unrealized appreciation on investments	9,343	14,807	1,025	4,472	1,357	3,143	3,387	4,591	4,463	251

Net Gain on Investments	3,500	10,902	924	4,656	975	2,436	1,588	3,596	620	219

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,500	$10,902	$924	$4,656	$975	$2,459	$1,589	$3,596	$630	$219

(1) Formerly named Strategic Value Variable Account.

(2) The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Variable Research Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$–	$–	$–	$–	$–	$33	$–	$–	$–	$–
Net realized gain (loss) from security transactions	(2,060)	(123)	(180)	(6,656)	649	–	(228)	(87)	(324)	(1,014)
Change in net unrealized appreciation on investments	5,408	472	3,433	33,101	2,601	10	857	437	1,324	1,580

Net Increase in Net Assets Resulting from Operations	3,348	349	3,253	26,445	3,250	43	629	350	1,000	566

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	4,426	654	1,629	10,789	4,200	375	347	388	657	445
Transfers between variable accounts, net	1,488	553	9,836	3,594	3,279	11,717	547	247	894	536
Transfers—policy charges and deductions	(2,022)	(317)	(770)	(7,314)	(2,114)	(190)	(249)	(224)	(401)	(238)
Transfers—surrenders	(823)	(87)	(541)	(5,908)	(903)	(69)	(89)	(25)	(172)	(38)
Transfers—other	(105)	10	493	(421)	(112)	(16)	(6)	(18)	(19)	(17)

Net Increase in Net Assets Derived from Policy Transactions	2,964	813	10,647	740	4,350	11,817	550	368	959	688

NET INCREASE IN NET ASSETS	6,312	1,162	13,900	27,185	7,600	11,860	1,179	718	1,959	1,254

NET ASSETS

Beginning of Period	28,332	3,355	13,175	157,771	35,449	–	3,135	3,334	6,224	3,187

End of Period	$34,644	$4,517	$27,075	$184,956	$43,049	$11,860	$4,314	$4,052	$8,183	$4,441

(1) Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Telecom-	Growth	Focused	Mid-Cap	International	Capital	Global	Equity	Small-Cap	Multi-
	munications	LT	30	Value	Value	Opportunities	Growth	Index	Index	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Net realized loss from security transactions	(30)	(28,084)	(210)	(409)	(31,222)	(641)	(44)	(5,530)	(1,174)	(4,886)
Change in net unrealized appreciation on investments	172	63,554	696	8,095	41,135	1,748	299	45,659	8,645	14,302

Net Increase in Net Assets Resulting from Operations	142	35,470	486	7,686	9,913	1,107	255	40,129	7,471	9,416

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	161	22,502	356	6,377	11,322	1,181	222	32,256	4,069	5,475
Transfers between variable accounts, net	219	(10,409)	417	11,956	861	(159)	342	(65)	9,188	(163)
Transfers—policy charges and deductions	(78)	(13,124)	(197)	(3,632)	(6,304)	(560)	(153)	(16,504)	(1,539)	(3,728)
Transfers—surrenders	(12)	(7,416)	(58)	(1,413)	(5,995)	(223)	(21)	(15,984)	(876)	(15,144)
Transfers—other	(1)	(400)	(8)	622	(112)	(30)	(1)	(228)	569	(141)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	289	(8,847)	510	13,910	(228)	209	389	(525)	11,411	(13,701)

NET INCREASE IN NET ASSETS	431	26,623	996	21,596	9,685	1,316	644	39,604	18,882	(4,285)

NET ASSETS

Beginning of Period	877	228,344	2,224	64,559	139,406	8,099	2,137	343,290	33,129	105,601

End of Period	$1,308	$254,967	$3,220	$86,155	$149,091	$9,415	$2,781	$382,894	$52,011	$101,316

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$–	$–	$–	$4,531	$–	$1,418	$2,230	$–	$–	$–
Net realized gain (loss) from security transactions	(13,672)	(778)	3,605	4,336	2	(58)	(2,151)	(175)	22	(5,285)
Change in net unrealized appreciation on investments	25,070	3,866	2,810	4,788	336	80	6,924	1,024	184	9,439

Net Increase in Net Assets Resulting from Operations	11,398	3,088	6,415	13,655	338	1,440	7,003	849	206	4,154

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	8,402	1,846	7,372	15,039	194	112,552	3,771	922	77	4,351
Transfers between variable accounts, net	(311)	24	(1,036)	(1,324)	5,274	(101,682)	4,317	2,519	872	(1,273)
Transfers—policy charges and deductions	(5,625)	(1,072)	(3,520)	(9,283)	(86)	(16,351)	(2,364)	(459)	(93)	(2,310)
Transfers—surrenders	(6,302)	(643)	(4,958)	(16,490)	(53)	(20,540)	(1,832)	(91)	(11)	(621)
Transfers—other	246	(51)	(1,409)	(8,104)	(14)	(6,493)	(140)	(13)	(1)	371

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,590)	104	(3,551)	(20,162)	5,315	(32,514)	3,752	2,878	844	518

NET INCREASE (DECREASE) IN NET ASSETS	7,808	3,192	2,864	(6,507)	5,653	(31,074)	10,755	3,727	1,050	4,672

NET ASSETS

Beginning of Period	115,176	20,079	97,833	231,892	–	326,717	54,855	6,137	1,380	40,086

End of Period	$122,984	$23,271	$100,697	$225,385	$5,653	$295,643	$65,610	$9,864	$2,430	$44,758

(1) Formerly named Large-Cap Core Variable Account.

(2) Operations commenced during 2003 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV (2)	Variable Account V

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$–	$–	$–	$–	$–	$23	$1	$–	$10	$–

Net realized gain (loss) from security transactions	(5,843)	(3,905)	(101)	184	(382)	(707)	(1,799)	(995)	(3,843)	(32)

Change in net unrealized appreciation on investments	9,343	14,807	1,025	4,472	1,357	3,143	3,387	4,591	4,463	251

Net Increase in Net Assets Resulting from Operations	3,500	10,902	924	4,656	975	2,459	1,589	3,596	630	219

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,174	8,181	645	2,860	924	1,690	688	1,097	681	228

Transfers between variable accounts, net	550	8,646	5,487	829	1,150	338	586	1,117	(11,683)	1,293

Transfers—policy charges and deductions	(1,621)	(4,024)	(363)	(1,759)	(530)	(857)	(536)	(807)	(411)	(85)

Transfers—surrenders	(1,000)	(1,376)	(226)	(779)	(86)	(450)	(293)	(471)	(223)	(7)

Transfers—other	618	214	(36)	(22)	(14)	(15)	10	(4)	(42)	10

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,721	11,641	5,507	1,129	1,444	706	455	932	(11,678)	1,439

NET INCREASE (DECREASE) IN NET ASSETS	5,221	22,543	6,431	5,785	2,419	3,165	2,044	4,528	(11,048)	1,658

NET ASSETS

Beginning of Period	25,356	65,946	3,822	32,490	6,465	23,506	10,894	16,832	11,048	1,730

End of Period	$30,577	$88,489	$10,253	$38,275	$8,884	$26,671	$12,938	$21,360	$–	$3,388

(1)	Formerly named Strategic Value Variable Account.

(2)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$34	$–	$38	$990	$322	$–	$9	$–	$–	$–

Net realized loss from security transactions	(556)	(723)	(1,447)	(47,500)	(7,067)	(2,754)	(211)	(605)	(1,103)	(412)

Change in net unrealized appreciation (depreciation) on investments	(6,985)	(167)	(2,966)	(5,550)	749	980	(374)	(1,092)	(1,196)	(97)

Net Decrease in Net Assets Resulting from Operations	(7,507)	(890)	(4,375)	(52,060)	(5,996)	(1,774)	(576)	(1,697)	(2,299)	(509)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,970	1,423	2,879	26,305	8,114	903	919	1,661	1,181	274

Transfers between variable accounts, net	10,458	(1,844)	(5,836)	(20,222)	5,898	479	789	1,149	926	468

Transfers—policy charges and deductions	(3,163)	(590)	(1,145)	(15,947)	(3,716)	(488)	(392)	(684)	(444)	(127)

Transfers—surrenders	(1,017)	(180)	(166)	(13,454)	(775)	(54)	(69)	(56)	(151)	(13)

Transfers—other	(208)	(78)	(124)	(1,795)	(340)	12	(22)	(127)	71	19

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,040	(1,269)	(4,392)	(25,113)	9,181	852	1,225	1,943	1,583	621

NET INCREASE (DECREASE) IN NET ASSETS	6,533	(2,159)	(8,767)	(77,173)	3,185	(922)	649	246	(716)	112

NET ASSETS

Beginning of Year	21,799	5,514	21,942	234,944	32,264	4,057	2,685	5,978	3,903	765

End of Year	$28,332	$3,355	$13,175	$157,771	$35,449	$3,135	$3,334	$6,224	$3,187	$877

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$2,708	$4	$4,521	$1,482	$16	$–	$35,821	$257	$4,407	$1,061
Net realized gain (loss) from security transactions	(40,262)	(402)	665	(28,069)	(976)	(131)	3,060	(3,527)	(6,062)	(19,209)
Change in net unrealized appreciation (depreciation) on investments	(61,352)	(457)	(16,684)	4,445	(1,763)	(268)	(136,816)	(5,325)	(19,006)	(35,375)

Net Decrease in Net Assets Resulting from Operations	(98,906)	(855)	(11,498)	(22,142)	(2,723)	(399)	(97,935)	(8,595)	(20,661)	(53,523)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	55,267	559	13,906	25,571	2,404	811	67,430	6,510	12,180	20,793
Transfers between variable accounts, net	(30,842)	977	356	(9,394)	1,373	1,032	1,439	3,315	934	(23,651)
Transfers—policy charges and deductions	(28,048)	(317)	(6,356)	(12,812)	(1,022)	(227)	(33,423)	(2,438)	(8,773)	(12,535)
Transfers—surrenders	(13,602)	(18)	(3,359)	(10,975)	(416)	(13)	(18,768)	(1,430)	(34,341)	(10,009)
Transfers—other	(1,547)	(12)	(508)	(1,071)	(20)	(34)	(1,974)	(70)	(369)	(1,258)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(18,772)	1,189	4,039	(8,681)	2,319	1,569	14,704	5,887	(30,369)	(26,660)

NET INCREASE (DECREASE) IN NET ASSETS	(117,678)	334	(7,459)	(30,823)	(404)	1,170	(83,231)	(2,708)	(51,030)	(80,183)

NET ASSETS

Beginning of Year	346,022	1,890	72,018	170,229	8,503	967	426,521	35,837	156,631	195,359

End of Year	$228,344	$2,224	$64,559	$139,406	$8,099	$2,137	$343,290	$33,129	$105,601	$115,176

(1) Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$104	$1,518	$11,947	$4,308	$4,540	$54	$4	$185	$–	$704
Net realized gain (loss) from security transactions	2,469	1,905	276	(88)	(6,934)	(61)	(67)	(10,915)	(3,498)	(4,223)
Change in net unrealized appreciation (depreciation) on investments	(3,359)	5,825	10,851	3	1,139	(547)	(62)	(3,510)	(4,611)	(14,313)

Net Increase (Decrease) in Net Assets Resulting from Operations	(786)	9,248	23,074	4,223	(1,255)	(554)	(125)	(14,240)	(8,109)	(17,832)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,998	9,215	28,574	285,721	10,079	1,000	207	10,823	6,379	15,256
Transfers between variable accounts, net	(792)	44,678	5,958	(88,725)	213	6,240	1,366	(2,400)	1,569	2,880
Transfers—policy charges and deductions	(2,158)	(4,616)	(15,968)	(30,025)	(4,018)	(362)	(63)	(4,957)	(3,147)	(6,847)
Transfers—surrenders	(845)	(2,326)	(15,208)	(53,834)	(3,634)	(84)	(1)	(1,543)	(1,118)	(1,878)
Transfers—other	(160)	(761)	(1,364)	(18,317)	(677)	(103)	(4)	(699)	(919)	(548)

Net Increase in Net Assets Derived from Policy Transactions	43	46,190	1,992	94,820	1,963	6,691	1,505	1,224	2,764	8,863

NET INCREASE (DECREASE) IN NET ASSETS	(743)	55,438	25,066	99,043	708	6,137	1,380	(13,016)	(5,345)	(8,969)

NET ASSETS

Beginning of Year	20,822	42,395	206,826	227,674	54,147	–	–	53,102	30,701	74,915

End of Year	$20,079	$97,833	$231,892	$326,717	$54,855	$6,137	$1,380	$40,086	$25,356	$65,946

(1) Operations commenced on January 2, 2002 for the Equity Income Variable Account and January 8, 2002 for the Research Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV	Variable Account V (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4	$1,699	$–	$1,127	$29	$–	$447	$11
Net realized gain (loss) from security transactions	(410)	611	(2,942)	(1,276)	(2,257)	(1,094)	(1,859)	(11)
Change in net unrealized depreciation on investments	(659)	(3,076)	(1,093)	(3,972)	(1,192)	(4,120)	(2,019)	(227)

Net Decrease in Net Assets Resulting from Operations	(1,065)	(766)	(4,035)	(4,121)	(3,420)	(5,214)	(3,431)	(227)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,289	6,044	2,094	3,937	2,408	3,377	2,298	269
Transfers between variable accounts, net	1,052	10,511	3,395	1,504	1,652	576	2,024	1,780
Transfers—policy charges and deductions	(501)	(2,801)	(796)	(1,568)	(872)	(1,454)	(926)	(71)
Transfers—surrenders	(149)	(1,326)	(82)	(455)	(249)	(369)	(92)	–
Transfers—other	(96)	(353)	(59)	22	19	(24)	(160)	(21)

Net Increase in Net Assets Derived from Policy Transactions	1,595	12,075	4,552	3,440	2,958	2,106	3,144	1,957

NET INCREASE (DECREASE) IN NET ASSETS	530	11,309	517	(681)	(462)	(3,108)	(287)	1,730

NET ASSETS

Beginning of Year	3,292	21,181	5,948	24,187	11,356	19,940	11,335	–

End of Year	$3,822	$32,490	$6,465	$23,506	$10,894	$16,832	$11,048	$1,730

(1) Formerly named Strategic Value Variable Account.

(2) Operations commenced on February 6, 2002 for the Variable Account V.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each period or year ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts, as the operating expenses of the Separate Account are paid by Pacific Life.

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

06/30/2003 (Unaudited)	$6.37	5,436,733	$34,644	0.00%	10.98%

2002	5.74	4,934,487	28,332	0.14%	(25.94%)

01/04/2001 – 12/31/2001 (3)	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth

06/30/2003 (Unaudited)	$6.77	667,191	$4,517	0.00%	8.66%

2002	6.23	538,452	3,355	0.00%	(22.32%)

01/04/2001 – 12/31/2001 (3)	8.02	687,433	5,514	0.00%	(18.82%)

Diversified Research

06/30/2003 (Unaudited)	$9.77	2,772,077	$27,075	0.00%	16.37%

2002	8.39	1,569,725	13,175	0.29%	(24.19%)

2001(3)	11.07	1,981,854	21,942	0.27%	(2.05%)

Small-Cap Equity

06/30/2003 (Unaudited)	$39.26	4,710,929	$184,956	0.00%	16.58%

2002	33.68	4,684,838	157,771	0.51%	(23.58%)

2001(3)	44.07	5,331,480	234,944	16.62%	(1.75%)

International Large-Cap

06/30/2003 (Unaudited)	$5.64	7,639,599	$43,049	0.00%	6.68%

2002	5.28	6,711,211	35,449	0.95%	(17.63%)

2001(3)	6.41	5,031,727	32,264	0.84%	(18.63%)

Short Duration Bond (4)

05/01/2003 – 06/30/2003 (Unaudited)	$10.04	1,181,057	$11,860	1.80%	0.42%

I-Net Tollkeeper

06/30/2003 (Unaudited)	$3.34	1,293,506	$4,314	0.00%	21.18%

2002	2.75	1,139,068	3,135	0.00%	(38.62%)

2001(3)	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services

06/30/2003 (Unaudited)	$8.68	466,720	$4,052	0.00%	10.79%

2002	7.84	425,502	3,334	0.27%	(14.59%)

01/04/2001 – 12/31/2001 (3)	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences

06/30/2003 (Unaudited)	$8.89	920,903	$8,183	0.00%	16.06%

2002	7.66	812,945	6,224	0.00%	(23.30%)

01/04/2001 – 12/31/2001 (3)	9.98	598,921	5,978	0.00%	1.04%

Technology

06/30/2003 (Unaudited)	$3.91	1,134,622	$4,441	0.00%	17.36%

2002	3.34	955,613	3,187	0.00%	(46.34%)

01/05/2001 – 12/31/2001 (3)	6.22	627,943	3,903	0.00%	(36.41%)

Telecommunications

06/30/2003 (Unaudited)	$3.00	436,598	$1,308	0.00%	17.37%

2002	2.55	343,513	877	0.01%	(47.06%)

01/03/2001 – 12/31/2001 (3)	4.82	158,754	765	0.18%	(51.36%)

Growth LT

06/30/2003 (Unaudited)	$28.88	8,829,487	$254,967	0.00%	16.07%

2002	24.88	9,178,024	228,344	0.99%	(28.97%)

2001(3)	35.03	9,878,677	346,022	17.28%	(28.84%)

Focused 30

06/30/2003 (Unaudited)	$6.04	533,471	$3,220	0.00%	19.47%

2002	5.05	440,228	2,224	0.17%	(29.41%)

2001(3)	7.16	264,148	1,890	0.07%	(13.24%)

Mid-Cap Value

06/30/2003 (Unaudited)	$13.77	6,257,533	$86,155	0.00%	9.96%

2002	12.52	5,156,119	64,559	6.60%	(14.46%)

2001(3)	14.64	4,920,202	72,018	3.58%	13.93%

International Value

06/30/2003 (Unaudited)	$17.10	8,717,266	$149,091	0.00%	6.82%

2002	16.01	8,707,275	139,406	0.96%	(13.91%)

2001(3)	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities

06/30/2003 (Unaudited)	$6.45	1,458,798	$9,415	0.00%	13.31%

2002	5.70	1,421,819	8,099	0.19%	(26.78%)

01/12/2001 – 12/31/2001 (3)	7.78	1,093,055	8,503	0.21%	(21.52%)

Global Growth

06/30/2003 (Unaudited)	$7.32	380,104	$2,781	0.00%	10.64%

2002	6.61	323,086	2,137	0.00%	(19.48%)

01/04/2001 – 12/31/2001 (3)	8.21	117,688	967	0.00%	(17.57%)

Equity Index

06/30/2003 (Unaudited)	$35.18	10,885,298	$382,894	0.00%	11.61%

2002	31.52	10,892,323	343,290	9.46%	(22.34%)

2001(3)	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index

06/30/2003 (Unaudited)	$10.69	4,867,172	$52,011	0.00%	17.73%

2002	9.08	3,649,989	33,129	0.82%	(21.19%)

2001(3)	11.52	3,111,792	35,837	9.13%	2.78%

Multi-Strategy

06/30/2003 (Unaudited)	$34.98	2,896,742	$101,316	0.00%	9.81%

2002	31.85	3,315,491	105,601	3.09%	(13.06%)

2001(3)	36.64	4,275,164	156,631	2.68%	(0.79%)

Main Street Core (5)

06/30/2003 (Unaudited)	$34.38	3,576,773	$122,984	0.00%	10.26%

2002	31.19	3,693,237	115,176	0.70%	(28.40%)

2001(3)	43.56	4,485,299	195,359	1.88%	(7.87%)

Emerging Markets

06/30/2003 (Unaudited)	$7.11	3,273,645	$23,271	0.00%	15.05%

2002	6.18	3,249,820	20,079	0.48%	(3.07%)

2001(3)	6.37	3,266,714	20,822	0.16%	(9.32%)

See Notes to Financial Statements	See explanation of references on G-2

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment
	End	of	Net	Income to
	of Period/	Units	Assets	Average Net	Total
For the Period or Year Ended	Year	Outstanding	(in $000's)	Assets (1)	Returns (2)

Inflation Managed
06/30/2003 (Unaudited)	$33.27	3,026,811	$100,697	0.00%	6.17%
2002	31.34	3,122,159	97,833	2.28%	15.45%
2001(3)	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond
06/30/2003 (Unaudited)	$34.34	6,563,592	$225,385	3.93%	6.08%
2002	32.37	7,163,388	231,892	5.42%	10.93%
2001(3)	29.18	7,087,634	206,826	5.14%	6.65%

Small-Cap Value (4)
05/01/2003 – 06/30/2003 (Unaudited)	$10.73	527,027	$5,653	0.00%	7.27%

Money Market
06/30/2003 (Unaudited)	$19.94	14,829,082	$295,643	0.88%	0.44%
2002	19.85	16,460,385	326,717	1.43%	1.42%
2001(3)	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond
06/30/2003 (Unaudited)	$29.70	2,208,820	$65,610	7.49%	12.38%
2002	26.43	2,075,480	54,855	8.67%	(3.00%	)
2001(3)	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income
06/30/2003 (Unaudited)	$9.50	1,038,538	$9,864	0.00%	9.86%
01/02/2002 – 12/31/2002	8.65	709,867	6,137	1.71%	(13.55%	)

Research
06/30/2003 (Unaudited)	$8.51	285,605	$2,430	0.00%	10.03%
01/08/2002 – 12/31/2002	7.73	178,442	1,380	0.70%	(22.68%	)

Equity
06/30/2003 (Unaudited)	$9.84	4,549,824	$44,758	0.00%	10.40%
2002	8.91	4,498,857	40,086	0.40%	(26.51%	)
2001(3)	12.12	4,379,878	53,102	6.78%	(20.84%	)

Aggressive Equity
06/30/2003 (Unaudited)	$8.97	3,410,030	$30,577	0.00%	12.79%
2002	7.95	3,189,278	25,356	0.00%	(25.09%	)
2001(3)	10.61	2,892,614	30,701	0.00%	(16.90%	)

Large-Cap Value
06/30/2003 (Unaudited)	$10.66	8,303,998	$88,489	0.00%	14.46%
2002	9.31	7,083,069	65,946	1.05%	(22.96%	)
2001(3)	12.08	6,199,163	74,915	3.85%	(3.04%	)

Comstock (6)
06/30/2003 (Unaudited)	$7.81	1,313,503	$10,253	0.00%	13.75%
2002	6.86	556,955	3,822	0.10%	(22.15%	)
2001(3)	8.82	373,489	3,292	0.43%	(9.20%	)

Real Estate
06/30/2003 (Unaudited)	$16.37	2,337,652	$38,275	0.00%	14.09%
2002	14.35	2,264,017	32,490	5.71%	(0.32%	)
2001(3)	14.40	1,471,261	21,181	4.06%	8.79%

Mid-Cap Growth
06/30/2003 (Unaudited)	$4.75	1,870,870	$8,884	0.00%	13.15%
2002	4.20	1,540,456	6,465	0.00%	(47.03%	)
01/04/2001 – 12/31/2001(3)	7.92	750,712	5,948	0.00%	(19.83%	)

I
06/30/2003 (Unaudited)	$15.02	1,776,250	$26,671	0.19%	10.22%
2002	13.62	1,725,503	23,506	4.65%	(15.30%	)
2001(3)	16.08	1,503,806	24,187	5.27%	(12.77%	)

II
06/30/2003 (Unaudited)	$14.11	917,058	$12,938	0.02%	14.88%
2002	12.28	887,140	10,894	0.27%	(26.52%	)
2001(3)	16.71	679,453	11,356	0.11%	(22.46%	)

III
06/30/2003 (Unaudited)	$17.94	1,190,452	$21,360	0.00%	20.32%
2002	14.91	1,128,715	16,832	0.00%	(25.28%	)
2001(3)	19.96	999,083	19,940	0.84%	(0.36%	)

IV
06/30/2003 (Unaudited) (7)	$13.08	–	$–	0.21%	8.01%
2002	12.11	912,633	11,048	3.79%	(25.10%	)
2001(3)	16.16	701,361	11,335	5.49%	(12.38%	)

V
06/30/2003 (Unaudited)	$8.98	377,243	$3,388	0.00%	9.07%
02/06/2002 – 12/31/2002	8.23	210,060	1,730	1.22%	(17.66%	)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(4)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(5)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(6)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

(7)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2003 is comprised of forty subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Telecommunications, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Global Growth, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, Variable Account IV, and Variable Account V. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of Oppenheimer Funds.) The assets in each of the first thirty-five Variable Accounts invest in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last five Variable Accounts (I-V) invest in shares of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through E of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On June 30, 2003, the net assets of the Clifton Enhanced U.S. Equity Fund, the underlying fund for the Variable Account IV, were liquidated. All outstanding accumulation units at the end of that date were automatically transferred to the Money Market Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios/funds. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During the six-month period ended June 30,2003, the Funds declared dividends for the Short Duration Bond, Managed Bond, Money Market, and High Yield Bond Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state, local and Federal tax charges before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

The cost of investments in the Funds' shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of June 30, 2003, were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)	I-Net Tollkeeper

Total cost of investments at beginning of period	$37,370	$3,969	$16,114	$205,514	$35,087	$—	$3,536

Add: Total net proceeds from policy transactions	6,917	1,307	11,304	15,392	54,599	11,856	3,330

Reinvested distributions from the Funds	—	—	—	—	—	33	—

Sub-Total	44,287	5,276	27,418	220,906	89,686	11,889	6,866

Less: Cost of investments disposed during the period	6,012	617	837	21,308	49,599	39	3,008

Total cost of investments at end of period	38,275	4,659	26,581	199,598	40,087	11,850	3,858

Add: Unrealized appreciation (depreciation)	(3,631)	(142)	494	(14,642)	2,962	10	456

Total market value of investments at end of period	$34,644	$4,517	$27,075	$184,956	$43,049	$11,860	$4,314

	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Growth LT	Focused 30	Mid-Cap Value

Total cost of investments at beginning of period	$3,715	$7,206	$4,383	$940	$524,942	$2,832	$77,031

Add: Total net proceeds from policy transactions	1,048	2,157	2,317	897	11,110	1,221	17,142

Reinvested distributions from the Funds	—	—	—	—	—	—	—

Sub-Total	4,763	9,363	6,700	1,837	536,052	4,053	94,173

Less: Cost of investments disposed during the period	767	1,521	2,643	638	48,041	922	3,641

Total cost of investments at end of period	3,996	7,842	4,057	1,199	488,011	3,131	90,532

Add: Unrealized appreciation (depreciation)	56	341	384	109	(233,044)	89	(4,377)

Total market value of investments at end of period	$4,052	$8,183	$4,441	$1,308	$254,967	$3,220	$86,155

	Inter- national Value	Capital Opportuni- ties	Global Growth	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (2)

Total cost of investments at beginning of period	$181,896	$10,636	$2,437	$505,157	$40,127	$132,472	$184,188

Add: Total net proceeds from policy transactions	52,096	1,285	669	30,836	16,828	3,801	18,535

Reinvested distributions from the Funds	—	—	—	—	—	—	—

Sub-Total	233,992	11,921	3,106	535,993	56,955	136,273	202,723

Less: Cost of investments disposed during the period	83,546	1,717	323	36,891	6,592	22,389	35,798

Total cost of investments at end of period	150,446	10,204	2,783	499,102	50,363	113,884	166,925

Add: Unrealized appreciation (depreciation)	(1,355)	(789)	(2)	(116,208)	1,648	(12,568)	(43,941)

Total market value of investments at end of period	$149,091	$9,415	$2,781	$382,894	$52,011	$101,316	$122,984

	Emerging Markets	Inflation Managed	Managed Bond	Small-Cap Value (1)	Money Market	High Yield Bond	Equity Income

Total cost of investments at beginning of period	$21,762	$91,300	$216,942	$—	$326,929	$59,421	$6,684

Add: Total net proceeds from policy transactions	8,184	20,028	16,315	5,353	164,777	17,385	4,092

Reinvested distributions from the Funds	—	—	4,531	—	1,418	2,230	—

Sub-Total	29,946	111,328	237,788	5,353	493,124	79,036	10,776

Less: Cost of investments disposed during the period	8,858	19,974	32,141	36	197,350	15,785	1,389

Total cost of investments at end of period	21,088	91,354	205,647	5,317	295,774	63,251	9,387

Add: Unrealized appreciation (depreciation)	2,183	9,343	19,738	336	(131)	2,359	477

Total market value of investments at end of period	$23,271	$100,697	$225,385	$5,653	$295,643	$65,610	$9,864

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Main Street Core Variable Account was formerly named Strategic Value Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Variable Accounts
			Aggressive	Large-Cap		Real	Mid-Cap
	Research	Equity	Equity	Value	Comstock (1)	Estate	Growth

Total cost of investments at beginning of period	$1,442	$69,876	$40,054	$84,232	$4,613	$34,431	$7,223
Add: Total net proceeds from policy transactions	2,355	4,333	7,786	22,718	5,974	3,861	4,440
Reinvested distributions from the Funds	—	—	—	—	—	—	—

Sub-Total	3,797	74,209	47,840	106,950	10,587	38,292	11,663
Less: Cost of investments disposed during the period	1,490	9,100	11,907	14,981	568	2,549	3,378

Total cost of investments at end of period	2,307	65,109	35,933	91,969	10,019	35,743	8,285
Add: Unrealized appreciation (depreciation)	123	(20,351)	(5,356)	(3,480)	234	2,532	599

Total market value of investments at end of period	$2,430	$44,758	$30,577	$88,489	$10,253	$38,275	$8,884

	I	II	III	IV (2)	V

Total cost of investments at beginning of period	$31,620	$16,446	$20,299	$15,510	$1,956
Add: Total net proceeds from policy transactions	2,084	1,943	4,830	783	1,577
Reinvested distributions from the Funds	23	1	—	10	—

Sub-Total	33,727	18,390	25,129	16,303	3,533
Less: Cost of investments disposed during the period	2,086	3,287	4,893	16,303	170

Total cost of investments at end of period	31,641	15,103	20,236	—	3,363
Add: Unrealized appreciation (depreciation)	(4,970)	(2,165)	1,124	—	25

Total market value of investments at end of period	$26,671	$12,938	$21,360	$—	$3,388

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the period ended June 30, 2003, were as follows (units in thousands):

	Variable Accounts

	Blue	Aggressive	Diversified	Small-Cap	International	Short Duration	I-Net
	Chip	Growth	Research	Equity	Large-Cap	Bond (3)	Tollkeeper

Total units outstanding at beginning of period	4,934	538	1,570	4,685	6,711	—	1,139
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	750	104	181	317	804	37	120
(b) Transfers between variable accounts, net	256	88	1,113	104	726	1,171	151
(c) Transfers—policy charges and deductions	(342)	(51)	(87)	(215)	(406)	(19)	(84)
(d) Transfers—surrenders	(139)	(14)	(60)	(172)	(172)	(7)	(30)
(e) Transfers—other	(22)	2	55	(8)	(23)	(1)	(2)

Sub-Total	503	129	1,202	26	929	1,181	155

Total units outstanding at end of period	5,437	667	2,772	4,711	7,640	1,181	1,294

	Financial	Health	Tech-	Telecom-	Growth	Focused	Mid-Cap
	Services	Sciences	nology	munications	LT	30	Value

Total units outstanding at beginning of period	426	813	956	344	9,178	440	5,156
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	48	83	127	61	867	68	502
(b) Transfers between variable accounts, net	27	98	136	66	(405)	75	949
(c) Transfers—policy charges and deductions	(28)	(50)	(67)	(29)	(507)	(37)	(287)
(d) Transfers—surrenders	(3)	(21)	(11)	(5)	(288)	(11)	(111)
(e) Transfers—other	(3)	(2)	(6)	—	(16)	(2)	49

Sub-Total	41	108	179	93	(349)	93	1,102

Total units outstanding at end of period	467	921	1,135	437	8,829	533	6,258

(1)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

(2)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

(3)	Operations commenced during 2003 (See Note 1 to Financial Statements).

PACIFIC SELECT SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Variable Accounts

	Inter- national Value	Capital Opportuni- ties	Global Growth	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (1)

Total units outstanding at beginning of period	8,707	1,422	323	10,892	3,650	3,315	3,693

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	708	203	33	1,001	435	168	264

(b) Transfers between variable accounts, net	71	(26)	50	(14)	984	(3)	(17)

(c) Transfers—policy charges and deductions	(397)	(96)	(23)	(513)	(165)	(115)	(177)

(d) Transfers—surrenders	(366)	(38)	(3)	(476)	(94)	(466)	(197)

(e) Transfers—other	(6)	(6)	—	(5)	57	(2)	11

Sub-Total	10	37	57	(7)	1,217	(418)	(116)

Total units outstanding at end of period	8,717	1,459	380	10,885	4,867	2,897	3,577

	Emerging Markets	Inflation Managed	Managed Bond	Small-Cap Value (2)	Money Market	High Yield Bond	Equity Income

Total units outstanding at beginning of period	3,250	3,122	7,163	—	16,460	2,075	710

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	297	226	451	18	5,657	135	105

(b) Transfers between variable accounts, net	12	(59)	(38)	523	(5,108)	157	289

(c) Transfers—policy charges and deductions	(173)	(109)	(279)	(8)	(822)	(85)	(53)

(d) Transfers—surrenders	(102)	(152)	(487)	(5)	(1,032)	(66)	(10)

(e) Transfers—other	(10)	(1)	(246)	(1)	(326)	(7)	(2)

Sub-Total	24	(95)	(599)	527	(1,631)	134	329

Total units outstanding at end of period	3,274	3,027	6,564	527	14,829	2,209	1,039

	Research	Equity	Aggressive Equity	Large-Cap Value	Comstock (3)	Real Estate	Mid-Cap Growth

Total units outstanding at beginning of period	178	4,499	3,189	7,083	557	2,264	1,540

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	10	475	402	847	90	193	209

(b) Transfers between variable accounts, net	111	(144)	71	917	755	52	264

(c) Transfers—policy charges and deductions	(12)	(253)	(205)	(420)	(51)	(118)	(121)

(d) Transfers—surrenders	(1)	(67)	(123)	(143)	(32)	(52)	(19)

(e) Transfers—other	—	40	76	20	(5)	(1)	(2)

Sub-Total	108	51	221	1,221	757	74	331

Total units outstanding at end of period	286	4,550	3,410	8,304	1,314	2,338	1,871

	I	II	III	IV (4)	V

Total units outstanding at beginning of period	1,726	887	1,129	913	210

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	126	54	71	58	27

(b) Transfers between variable accounts, net	24	42	74	(925)	151

(c) Transfers—policy charges and deductions	(64)	(42)	(52)	(34)	(10)

(d) Transfers—surrenders	(34)	(23)	(31)	(12)	(1)

(e) Transfers—other	(2)	(1)	(1)	—	—

Sub-Total	50	30	61	(913)	167

Total units outstanding at end of period	1,776	917	1,190	—	377

(1)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(3) The Comstock Variable Account was formerly named Strategic Value Variable Account.

(4)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

Semi-Annual Reports

as of June 30, 2003

•  Pacific Select Fund

•  Pacific Select Exec

   Separate Account of

   Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

Life Insurance Operations Center

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17794-13